CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, Authorized	32,244,508	32,244,508
Ordinary shares, Issued	27,047,737	21,930,449
Ordinary shares, Outstanding	27,047,737	21,930,449